                            INVEST FOR THE LONG TERM IN A FUND
                                MANAGED WITH AN UNCOMPROMISING
                           APPROACH TO INVESTING IN RECOGNIZED
                                            CORPORATE LEADERS.

[graphic omitted]


STEIN ROE ADVISOR GROWTH STOCK FUND SEMIANNUAL REPORT

MARCH 31, 1999

                           ---------------------------
                           NOT FDIC  MAY LOSE VALUE
                           INSURED.  NO BANK GUARANTEE
                           ---------------------------

--------------------------------------------------------------------------------
                       STEIN ROE ADVISOR GROWTH STOCK FUND
--------------------------------------------------------------------------------
[Photo of Thomas W. Butch]

PRESIDENT'S MESSAGE TO SHAREHOLDERS:

We are pleased to present the semiannual report for Stein Roe Advisor Growth Stock Fund. This report covers the six months ended March 31, 1999.

A CLEAR OPPORTUNITY

Back on March 31, 1981, the Dow Jones Industrial Average (DJIA) stood at just 1,003 points. Consumer prices were spiraling upward at a 10.6% rate. The U.S. unemployment rate was 7.4% and climbing. Home mortgage rates exceeded 15%.

Today, we live in an era that could be considered the best of times. In March 1999, the DJIA reached the 10,000 level. Today, the jobless and inflation rates -- a combination once known as the misery index -- stand at less than 6%, a third of the level in the early 1980s. Mortgage rates are half of what they were a generation ago.

When measured by such traditional indicators as price/earnings ratios and book value, U.S. stock prices are at historically high levels. Still, when one looks at the positive changes that have occurred since 1981, including a more-globalized economy and significant developments in technology and healthcare, the new millennium offers exciting growth potential.

For the six months ended March 31, 1999, a select group of large-company growth stocks performed exceptionally well. Stein Roe Advisor Growth Stock Fund benefited from this market phenomenon, which emphasized rapidly growing technology and consumer stocks.

On the pages that follow, your Fund's portfolio manager details the investment strategies that helped generate favorable results over the period.

As always, thank you for the opportunity to serve your investment needs.

    Sincerely,

/s/ Thomas W. Butch

    Thomas W. Butch
    President
    May 14, 1999

Because market and economic conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

TABLE OF CONTENTS

1   HIGHLIGHTS

2   PORTFOLIO MANAGER REPORT

3   PERFORMANCE

4   PORTFOLIO OF INVESTMENTS

5   FINANCIAL STATEMENTS

8   NOTES TO FINANCIAL STATEMENTS

10  FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

o  FAVORABLE CONDITIONS FOR GROWTH STOCKS.
   During the period, a growing U.S. economy, low interest rates and negligible inflation created a favorable environment for large-cap stocks -- particularly rapidly growing technology stocks.

o  STRONG DEMAND FOR GROWTH STOCKS RESULTED IN HIGH VALUATIONS.
   Following last summer's correction, investors sought large-cap growth stocks for their strong earnings growth rate, perceived safety and high level of liquidity, pushing their prices to historically high levels relative to the overall market.

o  A HANDFUL OF LARGE-CAP GROWTH STOCKS DOMINATE THE MARKET.
   During the period, a small number of large-cap stocks -- many of which were technology-related -- produced strong returns and boosted the Fund's performance. For the six-month period, the Fund outperformed the S&P 500 Index.

STEIN ROE ADVISOR GROWTH STOCK FUND OUTPERFORMS S&P 500 INDEX AND AVERAGE GROWTH FUND(1)

Stein Roe Advisor Growth Stock Fund          39.00%
S&P 500 Index                                27.32%
Average Growth Fund                          28.23%
---------------------------------------------------
               9/30/98 -- 3/31/99

(1) Source: Lipper, Inc. Lipper rankings are based on the Lipper Growth Funds Category (a proxy for "Average Growth Funds"). The Fund (Class A shares) ranked in the first quartile (142 out of 1,111 funds) for the six-month period and in the first quartile (214 out of 1,022 funds) for the one-year period ended March 31, 1999. For the period starting 10/31/97, the Fund ranked in the first quartile (211 out of 898 funds). Lipper, Inc. did not rank the Fund for the five- and ten-year periods.

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.


SIX-MONTH TOTAL RETURNS FOR THE PERIOD ENDED 3/31/99

                                With sales
                     NAV          charge*
                     ---          -------
Class A             39.00%         31.01%
------------------------------------------
Class B             38.67%         33.67%
------------------------------------------
Class C             38.65%         37.65%
------------------------------------------
Class K             38.87%          N/A
------------------------------------------

NET ASSET VALUE PER SHARE ON 3/31/99

Class A                            $16.43
------------------------------------------
Class B                            $16.28
------------------------------------------
Class C                            $16.25
------------------------------------------
Class K                            $16.47
------------------------------------------

 * Public offering price performance reflects the maximum initial sales charge of 5.75% applicable to Class A shares. The applicable contingent deferred sales charge (CDSC) for the six-month period for Class B shares is 5% and 1% for Class C shares.

SEMIANNUAL REPORT: STEIN ROE ADVISOR GROWTH STOCK FUND

--------------------------------------------------------------------------------
                           PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

FUND OUTPERFORMS FOR THE PERIOD

The Fund's Class A shares returned 39.00% at net asset value for the past six months. This outperformed the Fund's Lipper peer group average of 28.23% and the S&P 500 Index, which rose 27.32% during the period.

TECHNOLOGY, FINANCIAL AND HEALTHCARE STOCKS WERE STRONG

The Fund maintained a heavier weighting in a diverse mix of technology stocks (31% of total net assets) relative to the S&P 500 Index (22%) during the first half of fiscal year 1999, which helped its performance. We emphasized companies that build data networks, transmission systems, and retrieval and storage systems because we forsee strong demand on these areas going forward. These include Cisco Systems, MCI WorldCom, EMC Corp. and Microsoft (5.3%, 5.1%, 4.0% and 4.0% of net assets, respectively). All four stocks were exceptional performers during the period.

Another area of focus was financial services. Coming off a difficult 1998 marked by global financial crises, financial stocks have done well so far in 1999. We aggressively added to the portfolio's holdings late last year, focusing on premier global franchises such as American International Group (AIG) and Citigroup (4.3% and 4.0% of net assets, respectively). These stocks also bolstered the Fund's six-month return.

The Fund was overweighted in healthcare relative to the S&P 500. As aging baby boomers continue to demand more and better pharmaceuticals and healthcare services, demographics should help drive future growth in this sector. Strong performing stocks in the portfolio included Pfizer, Eli Lilly & Co., Cardinal Health and Merck & Co. (3.7%, 3.0%, 3.1% and 2.1% of net assets, respectively).

MULTINATIONAL COMPANIES IMPACTED BY RECESSION ABROAD

Many consumer non-durable stocks held by the portfolio, such as Gillette, Procter & Gamble and Coca-Cola (2.6%, 2.2% and 1.6% of net assets, respectively) maintain international operations. As a result, their exposure to economic downturns in Asia and emerging markets hurt them during the period. However, these companies continue to invest with long-term vision in those emerging economies. Should these foreign economies recover, we believe these stocks are well positioned to resume their historical growth rates.

POSITIVE OUTLOOK FOR HIGH-QUALITY, LARGE-CAP STOCKS

Despite the recent fears of rising inflation and interest rates, our long-term outlook remains positive for large-cap growth stocks. We believe the Federal Reserve Board may raise interest rates in the short term to prevent inflation. However, we feel the economy will continue to grow, but at a potentially slower pace than in 1998. Therefore, we will continue to focus on companies that deliver consistent earnings and that will benefit the Fund in the future.

/s/ Erik Gustafson                 /s/ David Brady

ERIK GUSTAFSON is a senior vice president of the Advisor and has managed the Growth Stock Portfolio since its inception. DAVID BRADY, senior vice president of the Advisor, serves as the Fund's associate portfolio manager.


SECTOR BREAKDOWN AS OF 3/31/99
(AS A PERCENTAGE OF TOTAL NET ASSETS)*

                            Stein Roe Advisor             S&P
                            Growth Stock Fund         500 Index
                           -----------------          ---------
TECHNOLOGY                        31%                   22%

CONSUMER NON-CYCLICAL             25%                   21%

CONSUMER CYCLICAL                 16%                   14%

FINANCIAL                         13%                   16%

INDUSTRIAL                         9%                    8%

UTILITIES                          5%                   10%

ENERGY                             1%                    7%

BASIC MATERIALS                    0%                    2%

* Sectors are calculated as a percentage of the total holdings of the SR&F Growth Stock Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain this sector allocation. The sector classifications are based upon the Advisor's defined criteria as used in the investment process.

BOUGHT
-------------------------------------------------------------------------------

MORGAN STANLEY DEAN WITTER
We added Morgan Stanley Dean Witter (1.3% of net assets), which maintains a very powerful financial services franchise.

TYCO INTERNATIONAL
We also added shares of Tyco International (2.5% of net assets), an industrial conglomerate. In our opinion, the company is likely to expand earnings and benefit from its recent acquisition of AMP, an electronic components manufacturer.


--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/99

Share Clas        (A)                 (B)                 (C)             (K)
Inception      10/15/97            10/15/97            10/15/97         2/14/97
-------------------------------------------------------------------------------
            NAV       POP       NAV      w/CDSC      NAV       w/CDSC     NAV
-------------------------------------------------------------------------------
1 year     25.32%    18.12%    24.46%    19.46%     24.90%     23.90%   24.96%
-------------------------------------------------------------------------------
5 years    25.23     23.76     24.37     24.20      24.32      24.32    25.16
-------------------------------------------------------------------------------
10 years   19.42     18.71     18.60     18.60      18.58      18.58    19.42
-------------------------------------------------------------------------------

Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate, resulting in a gain or loss on sale. Stein Roe Advisor Growth Stock Fund invests all of its investable assets in SR&F Growth Stock Portfolio, which has the same investment objective and substantially the same investment policies as the Fund. The Fund commenced operations on 2/14/97, but until 10/15/97 only offered the shares that are now designated as Class K shares. The historical performance of the Fund's remaining share classes for all periods, is based on the performance of SR&F Growth Stock Portfolio, restated to reflect sales charges, 12b-1 fees and other expenses applicable to that class as set forth in the "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains. The Advisor currently limits expenses on Class A shares to 1.40% of average annual net assets. Absent this limit, total returns would have been less. Historical performance as restated should not be interpreted as indicative of Stein Roe Advisor Growth Stock Fund's future performance. The Fund offers other share classes, which are subject to different fees and expenses, which will affect their performance.

TOP HOLDINGS AS OF 3/31/99
(AS A PERCENTAGE OF TOTAL NET ASSETS)*

1.   Cisco Systems                      5.3%
--------------------------------------------
2.   MCI WorldCom                       5.1%
--------------------------------------------
3.   American International Group       4.3%
--------------------------------------------
4.   Microsoft                          4.0%
--------------------------------------------
5.   Citigroup                          4.0%
--------------------------------------------
6.   EMC Corp.                          4.0%
--------------------------------------------
7.   Time Warner                        3.8%
--------------------------------------------
8.   Pfizer                             3.7%
--------------------------------------------
9.   Home Depot                         3.6%
--------------------------------------------
10.  General Electric                   3.4%
--------------------------------------------

* Holdings are calculated as a percentage of the total net assets of the SR&F Growth Stock Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to hold these securities in the future.

SOLD
-------------------------------------------------------------------------------

AMERICAN EXPRESS
AMERICAN HOME PRODUCTS

We sold shares of AMEX and American Home Products as both of these established growth stocks reached our price targets and we found more attractive alternatives.

INVESTMENT PORTFOLIO

March 31, 1999 (Unaudited)
(Dollar amount in thousands)

SR&F GROWTH STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------
                                                                        NUMBERS        MARKET
COMMON STOCKS (97.6%)                                                  OF SHARES        VALUE
-------------------------------------------------------------------------------------------------
BUSINESS SERVICES (5.3%)
America Online                                                           200,000      $   29,200
Paychex                                                                  650,000          30,834
                                                                                      ----------
                                                                                          60,034
                                                                                      ----------
CAPITAL EQUIPMENT (1.6%)
Applied Materials                                                        300,000          18,506
                                                                                      ----------
COMPUTER AND COMPUTER SOFTWARE (13.3%)
Cisco Systems (a)                                                        550,000          60,259
EMC Corp.                                                                350,000          44,712
Microsoft (a)                                                            500,000          44,813
                                                                                      ----------
                                                                                         149,784
                                                                                      ----------
CONSUMER-RELATED (4.8%)
Gillette                                                                 500,000          29,719
Procter & Gamble                                                         250,000          24,484
                                                                                      ----------
                                                                                          54,203
                                                                                      ----------
DISTRIBUTION - RETAIL (8.5%)
Home Depot                                                               650,000          40,462
Kohl's (a)                                                               500,000          35,438
Walgreen Co.                                                             700,000          19,775
                                                                                      ----------
                                                                                          95,675
                                                                                      ----------
ELECTRICAL EQUIPMENT (3.4%)
General Electric                                                         350,000          38,719
                                                                                      ----------
FINANCIAL SERVICES (8.4%)
Citigroup                                                                700,000          44,712
Fannie Mae                                                               500,000          34,625
Morgan Stanley Dean Witter                                               150,000          14,991
                                                                                      ----------
                                                                                          94,328
                                                                                      ----------
FOOD, BEVERAGE AND TOBACCO (1.6%)
Coca-Cola                                                                300,000          18,413
                                                                                      ----------
HEALTH CARE (3.1%)
Johnson & Johnson                                                        250,000          23,422
Monsanto                                                                 250,000          11,484
                                                                                      ----------
                                                                                          34,906
                                                                                      ----------
INSURANCE (4.3%)
American International Group                                             400,000          48,250
                                                                                      ----------
LEISURE AND ENTERTAINMENT (5.6%)
Walt Disney                                                              650,000          20,231
Time Warner                                                              600,000          42,638
                                                                                      ----------
                                                                                          62,869
                                                                                      ----------
MANUFACTURING (2.6%)
Tyco International                                                       400,000          28,700
                                                                                      ----------
MEDICAL SUPPLIES (6.3%)
Cardinal Health                                                          525,000          34,650
Medtronic                                                                500,000          35,875
                                                                                      ----------
                                                                                          70,525
                                                                                      ----------
OIL AND GAS (1.6%)
Schlumberger Limited                                                     300,000          18,056
                                                                                      ----------
PHARMACEUTICAL (11.5%)
Eli Lilly & Co.                                                          400,000          33,950
Merck & Co.                                                              300,000          24,056
Pfizer                                                                   300,000          41,625
Warner-Lambert                                                           450,000          29,784
                                                                                      ----------
                                                                                         129,415
                                                                                      ----------
SEMI-CONDUCTOR MANUFACTURER (2.1%)
Intel                                                                    200,000          23,775
                                                                                      ----------
TELECOMMUNICATIONS (12.3%)
Lucent Technologies                                                      300,000          32,325
MCI WorldCom (a)                                                         650,000          57,566
Motorola                                                                 200,000          14,650
Tellabs (a)                                                              350,000          34,213
                                                                                      ----------
                                                                                         138,754
                                                                                      ----------
TOYS (1.3%)
Mattel                                                                   600,000          14,925
                                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $539,923)                                                                      1,099,837
                                                                                      ----------

SHORT-TERM OBLIGATIONS (2.9%)                                             PAR
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.9%)
Associates Corp. of North America 5.000% 4/1/99 (Cost $32,645)           $32,645          32,645
                                                                                      ----------
TOTAL INVESTMENTS (100.5%)
  (Cost $572,568)                                                                      1,132,482
                                                                                      ----------
OTHER ASSETS, LESS LIABILITIES (-0.5%)                                                    (5,571)
                                                                                      ----------
TOTAL NET ASSETS (100.0%)                                                             $1,126,911
                                                                                      ==========

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Non-income producing security.
(b) At March 31, 1999, the cost of investments for financial reporting and federal income tax purposes was identical. Net unrealized appreciation was $559,914, consisting of gross unrealized appreciation of $566,783 and gross unrealized depreciation of $6,869.


See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999 (Unaudited)
(All amounts in thousands, except per-share data)

STEIN ROE ADVISOR GROWTH STOCK FUND
----------------------------------------------------------------------------------------
ASSETS
Investment in SR&F Growth Stock Portfolio,
  at value                                                                      $258,344
Receivable for fund shares sold                                                    3,906
Receivable from investment advisor                                                   149
                                                                                --------
    Total assets                                                                 262,399
                                                                                --------
LIABILITIES
Payable for fund shares redeemed                                                   1,039
Payable to distributor                                                               240
Payable to transfer agent                                                            114
Payable to investment advisor                                                         48
Other liabilities                                                                     18
                                                                                --------
    Total liabilities                                                              1,459
                                                                                --------
    Net assets                                                                  $260,940
                                                                                ========
ANALYSIS OF NET ASSETS
Paid-in capital                                                                 $211,655
Net unrealized appreciation on investments                                        60,273
Accumulated net investment loss                                                     (888)
Accumulated net realized loss on investments                                     (10,100)
                                                                                --------
    Net assets                                                                  $260,940
                                                                                ========
CLASS A
Net asset value per share (based on net assets of $65,809 and 4,004 shares
  issued and outstanding)                                                       $  16.43
                                                                                --------
Maximum offering price per share (includes 5.75% initial sales charge)          $  17.43
                                                                                --------
CLASS B
Net asset value per share (based on net assets of $173,585 and 10,662 shares
  issued and outstanding)                                                       $  16.28
                                                                                --------
CLASS C
Net asset value per share (based on net assets of $18,038 and 1,110 shares
  issued and outstanding)                                                       $  16.25
                                                                                --------
CLASS K
Net asset value per share (based on net assets of $3,508 and 213 shares
  issued and outstanding)                                                       $  16.47
                                                                                --------

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 1999 (Unaudited)
(All amounts in thousands)

STEIN ROE ADVISOR GROWTH STOCK FUND
----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends allocated from SR&F Growth Stock Portfolio                            $   482
Interest allocated from SR&F Growth Stock Portfolio                                 270
                                                                                -------
    Total income                                                                    752
                                                                                -------
EXPENSES
12b-1 distribution and service fees                                                 682
Expenses allocated from SR&F Growth Stock Portfolio                                 513
Transfer agent fees                                                                 207
Administrative fees                                                                 131
SEC and state registration fees                                                      25
Accounting fees                                                                      14
Legal and audit fees                                                                  7
Printing and postage                                                                  3
Trustees' fees                                                                        1
Other                                                                                57
                                                                                -------
    Total expenses                                                                1,640
                                                                                -------
Reimbursement of expenses by investment advisor                                      --
                                                                                -------
    Net expenses                                                                  1,640
                                                                                -------
Net investment loss                                                                (888)
                                                                                -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                                 (3,171)
Net change in unrealized appreciation on investments                             57,899
                                                                                -------
Net gain on investments                                                          54,728
                                                                                -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $53,840
                                                                                -------


See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(All amounts in thousands)

STEIN ROE ADVISOR GROWTH STOCK FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                      (UNAUDITED)
                                                                    SIX MONTHS ENDED                     YEAR ENDED
                                                                       MARCH 31,                        SEPTEMBER 30,
                                                                          1999                              1998
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                                    $   (888)                             $   (647)
Net realized loss on investments                                         (3,171)                               (6,921)
Net change in unrealized appreciation of investments                     57,899                                 2,340
                                                                        --------                             --------
    Net increase (decrease) in net assets resulting from
      operations                                                         53,840                                (5,228)
                                                                        --------                             --------
SHARE TRANSACTIONS
Subscriptions to fund shares -- Class A                                  19,899                                46,829
Redemptions of fund shares -- Class A                                    (9,353)                               (6,434)
                                                                        --------                             --------
                                                                         10,546                                40,395
                                                                        --------                             --------
Subscriptions to fund shares -- Class B                                  87,338                                71,665
Redemptions of fund shares -- Class B                                   (10,597)                               (3,980)
                                                                       ---------                             --------
                                                                         76,741                                67,685
                                                                       ---------                             --------
Subscriptions to fund shares -- Class C                                   4,808                                12,370
Redemptions of fund shares -- Class C                                    (1,461)                               (1,334)
                                                                       ---------                             --------
                                                                          3,347                                11,036
                                                                       --------                              --------
Subscriptions to fund shares -- Class K                                     727                                 3,500
Redemptions of fund shares -- Class K                                    (1,170)                                 (730)
                                                                       ---------                             --------
                                                                           (443)                               2,770
                                                                       ---------                             --------
    Net increase from share transactions                                 90,191                               121,886
                                                                      ----------                             --------
    Net increase in net assets                                          144,031                               116,658

TOTAL NET ASSETS
Beginning of period                                                     116,909                                   251
                                                                       --------                              --------
End of period                                                          $260,940                              $116,909
                                                                       ========                              ========
ACCUMULATED NET INVESTMENT LOSS AT END OF PERIOD                       $   (888)                             $     --
                                                                       ---------                             --------


See accompanying notes to financial statements.

----------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------
March 31, 1999 (Unaudited)
(All amounts in thousands

SR&F GROWTH STOCK PORTFOLIO
----------------------------------------------------------------------
ASSETS
Investments, at market value (cost $572,568)                $1,132,482
Receivable for investments sold                                  6,239
Dividends receivable                                               346
Cash                                                                 4
                                                            ----------
    Total assets                                             1,139,071
                                                            ----------
LIABILITIES
Payable to investments purchased                                11,525
Payable to investment advisor                                      530
Other liabilities                                                  105
                                                            ----------
    Total liabilities                                           12,160
                                                            ----------
    Net assets applicable to investors' beneficial
      interest                                              $1,126,911
                                                            ==========

----------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------
For the Six Months Ended March 31, 1999 (Unaudited)
(All amounts in thousands)

SR&F GROWTH STOCK PORTFOLIO
----------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                   $    2,608
Interest                                                         1,478
                                                            ----------
    Total investment income                                      4,086
                                                            ----------
EXPENSES
Management fees                                                  2,639
Accounting fees                                                     25
Trustees' fees                                                      12
Audit and legal fees                                                 8
Custodian fees                                                       7
Other                                                               30
                                                            ----------
    Total expenses                                               2,721
                                                            ----------
    Net investment income                                        1,365
                                                            ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                36,831
Net change in unrealized appreciation on investments           261,875
                                                            ----------
Net gain on investments                                        298,706
                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $  300,071
                                                            ----------

----------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
(All amounts in thousands)

SR&F GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
                                                                   (UNAUDITED)
                                                                 SIX MONTHS ENDED             YEAR ENDED
                                                                     MARCH 31,               SEPTEMBER 30,
                                                                       1999                      1998
--------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $    1,365                  $  2,268
Net realized gain (loss) on investments                                 36,831                    (7,814)
Net change in unrealized appreciation of investments                   261,875                    32,197
                                                                    ----------                  --------
    Net increase in net assets resulting from operations               300,071                    26,651
                                                                    ----------                  --------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                          236,362                   151,248
Withdrawals                                                           (141,065)                  (54,727)
                                                                    ----------                  --------
    Net increase from transactions in investors' beneficial
     interest                                                           95,297                    96,521
                                                                    ----------                  --------
    Net increase in net assets                                         395,368                   123,172

TOTAL NET ASSETS
Beginning of period                                                    731,543                   608,371
                                                                    ----------                  --------
End of period                                                       $1,126,911                  $731,543
                                                                    ==========                  ========


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 1999 (Unaudited)

NOTE 1. ORGANIZATION
Stein Roe Advisor Growth Stock Fund (the "Fund") is a multi-class series of Stein Roe Advisor Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Stock Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long-term appreciation potential. The Fund currently offers four classes of shares: Class A, Class B, Class C and Class K. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to a declining contingent deferred sales charge on redemptions made within six years after purchase; Class C shares are offered at net asset value and are subject to a contingent deferred sales charge on redemptions made within one years after purchase; and Class K shares are offered at net asset value only through certain intermediaries as disclosed in the prospectus. Class B shares automatically convert to Class A shares after approximately eight years. Class C and Class K shares do not convert. The Fund commenced offering Class A, Class B and Class C shares on October 15, 1997.

The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations February 3, 1997. At commencement, Stein Roe Growth Stock Fund contributed $474,861 in securities and other assets in exchange for beneficial ownership of the Portfolio. At February 14, 1997, Stein Roe Advisor Growth Stock Fund contributed cash of $100 to the Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At March 31, 1999, Stein Roe Advisor Growth Stock Fund owned
22.92 percent of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following summarizes the significant accounting policies of the Fund and the Portfolio. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

SECURITY VALUATIONS
All securities are valued as of March 31, 1999. Securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount accretion on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

MULTI-CLASS ALLOCATIONS
All income, expenses (other than transfer agent fees and 12b-1 distribution and services fees), realized and unrealized gains and losses are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

The Fund intends to utilize provisions of federal income tax law, which allow the Fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 1998, the Fund had a capital loss carryforward of $6,929, which expires in 2005 and 2006.

DISTRIBUTION TO SHAREHOLDERS
The Fund declares and pays dividends of any net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently from generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), for its services as investment advisor and administrator.

The management fee for the Portfolio is computed at an annual rate of .60 of 1 percent of average daily net assets up to $500 million, .55 of 1 percent of the next $500 million, and .50 of 1 percent thereafter. The administrative fee for the Fund is computed at an annual rate of .15 of 1 percent of average daily net assets up to $500 million, .125 of 1 percent of the next $500 million, and .10 of 1 percent thereafter.

The Advisor also provides fund accounting services. For the six months ended March 31, 1999, the Fund and the Portfolio incurred charges of $14 and $25, respectively.

The Advisor has agreed to reimburse the Fund to the extent that its annual expenses exceed 1.40 percent of average daily net assets for Class A shares,
2.10 percent of average daily net assets for Class B and Class C shares, and
1.35 percent of average daily net assets for Class K shares through January 31, 2000, subject to earlier termination by the Advisor on 30 days notice. For the six months ended March 31, 1999, the Fund's total expenses were operating at the expense limit. Therefore, there was no expense reimbursement accrued on the Fund.

Shares of the Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of Liberty. The trustees of the Trust have adopted a plan of distribution and service pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for the personal service and/or maintenance of shareholder accounts, the Distributor receives from the Fund a service fee at an annual rate not to exceed 0.25 percent of average daily net assets attributed to each class of shares other than Class K shares. The Plan also provides that, as compensation for expenses related to the promotion and distribution of fund shares, the Distributor receives a distribution fee at an annual rate not to exceed 0.10 percent of average daily net assets attributed to Class A shares, and 0.75 percent of the average daily net assets attributed to each of its Class B and Class C shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate not to exceed 0.25 percent of the average daily net assets attributable to Class K shares. The Distributor currently limits the Class A annual distribution fee to 0.05 percent of average daily net assets, subject to termination at any time without shareholder approval. For the six months ended March 31, 1999, the Fund incurred 12b-1 distribution and service charges of $75, $536, $67 and $4 for Class A, Class B, Class C and Class K shares, respectively.

Transfer agent fees are paid to Liberty Funds Services, Inc., an indirect, wholly-owned subsidiary of Liberty. Transfer agent fees for Class A, Class B and Class C shares are computed an annual rate of 0.236 percent of average daily net assets. Transfer agent fees for Class K shares are computed an annual rate of 0.30 percent of average daily net assets. For the six months ended March 31, 1999, the Fund incurred transfer agent charges of $59, $127, $16 and $5 for Class A, Class B, Class C and Class K shares, respectively.

Certain officers and trustees of the Trust are also officers of the Advisor. The compensation of trustees not affiliated with the Advisor for the Fund and the Portfolio for the six months ended March 31, 1999, was $1 and $12, respectively. No remuneration was paid to any other trustee or officer of the Trust.

NOTE 4. SHORT-TERM DEBT
To facilitate portfolio liquidity, the Fund and the Portfolio maintain borrowing arrangements under which they can borrow against portfolio securities. Neither the Fund nor the Portfolio had borrowings during the six months ended March 31, 1999.

NOTE 5. INVESTMENT TRANSACTIONS
The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended March 31, 1999, were $386,840 and $249,663, respectively.


NOTE 6. CAPITAL SHARE TRANSACTIONS
The following table summarizes fund share activity during the reporting period:

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED              PERIOD ENDED
                                           MARCH 31,            SEPTEMBER 30,
CLASS A SHARES                               1999                  1998(a)
                                        ---------------       -----------------

Subscriptions to fund shares                      1,342                   3,848
Redemptions of fund shares                         (683)                   (503)
                                        ---------------         ---------------
 Net increase in fund shares                        659                   3,345
                                        ===============         ===============

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED              PERIOD ENDED
                                           MARCH 31,            SEPTEMBER 30,
CLASS B SHARES                               1999                  1998(a)
                                        ---------------       -----------------
Subscriptions to fund shares                      5,929                   5,778
Redemptions of fund shares                         (730)                   (315)
                                        ---------------       -----------------
 Net increase in fund shares                      5,199                   5,463
                                        ===============       =================

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED              PERIOD ENDED
                                           MARCH 31,            SEPTEMBER 30,
CLASS C SHARES                               1999                  1998(a)
                                        ---------------       -----------------
Subscriptions to fund shares                        321                     998
Redemptions of fund shares                         (105)                   (104)
                                        ---------------       -----------------
 Net increase in fund shares                        216                     894
                                        ===============       =================

                                          (UNAUDITED)
                                          SIX MONTHS
                                             ENDED               YEAR ENDED
                                           MARCH 31,            SEPTEMBER 30,
CLASS K SHARES                               1999                   1998
                                        ---------------       -----------------
Subscriptions to fund shares                         55                     268
Redemptions of fund shares                          (75)                    (57)
                                        ---------------       -----------------
 Net increase (decrease) in fund
   shares                                           (20)                    211
                                        ===============       =================

(a) From commencement of multi-class offering on October 15, 1997.

FINANCIAL HIGHLIGHTS
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

STEIN ROE ADVISOR GROWTH STOCK FUND
--------------------------------------------------------------------------------
                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                      ENDED        PERIOD ENDED
                                                     MARCH 31,     SEPTEMBER 30,
CLASS A                                                1999          1998 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  11.82         $  11.59
                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                    (0.04)           (0.04)
Net realized and unrealized gain on
  investments                                           4.65             0.27
                                                    --------         --------
    Total from Investment Operations                    4.61             0.23
                                                    --------         --------
NET ASSET VALUE, END OF PERIOD                      $  16.43         $  11.82
                                                    --------         --------
Ratio of net expenses to average
  net assets (b)                                       1.40%(c)         1.40%(d)
Ratio of net investment loss to
  average net assets (b)                             (0.54)%(c)       (0.50)%(e)
Total return                                          39.00%            1.98%(e)
Net assets, end of period (000's)                    $65,809          $39,521

(a) From commencement of multi-class offering on October 15, 1997.
(b) Annualized.
(c) As of March 31, 1999, the Fund's total expenses were operating at the expense limit.
(d) If the Fund had paid all of its expenses and there had been no reimbursement by the investment advisor, this ratio would have been 1.63 percent for the period ended September 30, 1998.
(e) Computed giving effect to the investment advisor's expense limitation undertaking.

--------------------------------------------------------------------------------
                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                      ENDED        PERIOD ENDED
                                                     MARCH 31,     SEPTEMBER 30,
CLASS B                                                1999          1998 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
                                                    $  11.74         $  11.59
                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                    (0.09)           (0.08)
Net realized and unrealized gain on
  investments                                           4.63             0.23
                                                    --------         --------
    Total from Investment Operations                    4.54             0.15
                                                    --------         --------
NET ASSET VALUE, END OF PERIOD                      $  16.28         $  11.74
                                                    --------         --------
Ratio of net expenses to average
  net assets (b)                                       2.10%(c)         2.10%(d)
Ratio of net investment loss to
  average net assets (b)                             (1.24)%(c)       (1.20)%(e)
Total return                                           38.67%           1.29%(e)
Net assets, end of period (000's)                   $173,585          $64,148

(a) From commencement of multi-class offering on October 15, 1997.
(b) Annualized.
(c) As of March 31, 1999, the Fund's total expenses were operating at the expense limit.
(d) If the Fund had paid all of its expenses and there had been no reimbursement by the investment advisor, this ratio would have been 2.31 percent for the period ended September 30, 1998.
(e) Computed giving effect to the investment advisor's expense limitation undertaking.

--------------------------------------------------------------------------------
                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                      ENDED        PERIOD ENDED
                                                     MARCH 31,     SEPTEMBER 30,
CLASS C                                                1999          1998 (a)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  11.72         $  11.59
                                                    --------         --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                    (0.09)           (0.08)
Net realized and unrealized gain on
  investments                                           4.62             0.21
                                                    --------         --------
    Total from Investment Operations                    4.53             0.13
                                                    --------         --------
NET ASSET VALUE, END OF PERIOD                      $  16.25         $  11.72
                                                    --------         --------
Ratio of net expenses to average
  net assets (b)                                       2.10%(c)         2.10%(d)
Ratio of net investment loss to
  average net assets (b)                             (1.24)%(c)       (1.21)%(e)
Total return                                          38.65%            1.12%(e)
Net assets, end of period (000's)                    $18,038          $10,472

(a) From commencement of multi-class offering on October 15, 1997.
(b) Annualized.
(c) As of March 31, 1999, the Fund's total expenses were operating at the expense limit.
(d) If the Fund had paid all of its expenses and there had been no reimbursement by the investment advisor, this ratio would have been 2.30 percent for the period ended September 30, 1998.
(e) Computed giving effect to the investment advisor's expense limitation undertaking.

FINANCIAL HIGHLIGHTS
Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data.

STEIN ROE ADVISOR GROWTH STOCK FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                           (UNAUDITED)
                                                           SIX MONTHS
                                                              ENDED                 YEAR ENDED              PERIOD ENDED
                                                             MARCH 31,             SEPTEMBER 30,            SEPTEMBER 30,
CLASS K                                                        1999                    1998                   1997 (a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  11.86                 $  11.26                 $  10.00
                                                            --------                 --------                 --------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                            (0.04)                   (0.03)                   (0.01)
Net realized and unrealized gain on investments                 4.65                     0.63                     1.27
                                                            --------                 --------                 --------
    Total from Investment Operations                            4.61                     0.60                     1.26
                                                            --------                 --------                 --------
NET ASSET VALUE, END OF PERIOD                              $  16.47                 $  11.86                 $  11.26
                                                            --------                 --------                 --------
Ratio of net expenses to average net assets                    1.35%(b)(c)              1.35%(d)                 1.35%(c)(d)
Ratio of net investment loss to average net assets           (0.49)%(b)(c)            (0.47)%(e)               (0.22)%(c)(e)
Total return                                                  38.87%                    5.33%(e)                12.60%(e)
Net assets, end of period (000's)                           $  3,508                 $  2,768                 $    251

(a) From commencement of operations on February 14, 1997.
(b) As of March 31, 1999, the Fund's total expenses were operating at the expense limit.
(c) Annualized.
(d) If the Fund had paid all of its expenses and there had been no reimbursement by the investment advisor, this ratio would have been 2.07 percent for the year ended September 30, 1998 and 56.10 percent for the period ended September 30, 1997.
(e) Computed giving effect to the investment advisor's expense limitation undertaking.


SR&F GROWTH STOCK PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                                            (UNAUDITED)
                                                             SIX MONTHS
                                                                ENDED                  YEAR ENDED             PERIOD ENDED
                                                               MARCH 31,              SEPTEMBER 30,           SEPTEMBER 30,
                                                                1999                     1998                  1997 (a)
---------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets                    0.57%(b)                 0.61%                    0.63%(b)
Ratio of net investment income to average net assets           0.28%(b)                 0.31%                    0.52%(b)
Portfolio turnover rate                                          29%                      39%                      22%

(a) From commencement of operations on February 3, 1997.
(b) Annualized.

See accompanying notes to financial statements.


                     [THIS PAGE INTENTIONALLY LEFT BLANK]

SEMIANNUAL REPORT: STEIN ROE ADVISOR GROWTH STOCK FUND

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------

TRUSTEES

THOMAS W. BUTCH
President, Mutual Fund Division and Director, Stein Roe & Farnham Incorporated

WILLIAM W. BOYD
Chairman and Director, Sterling Plumbing Group, Inc.

LINDSAY COOK
Senior Vice President, Liberty Financial Companies, Inc.

DOUGLAS A. HACKER
Senior Vice President and Chief Financial Officer, United Airlines

JANET LANGFORD KELLY
Senior Vice President, Secretary and General Counsel, Sara Lee Corporation

CHARLES R. NELSON
Van Voorhis Professor of Political Economy, University of Washington

THOMAS C. THEOBALD
Managing Partner, William Blair Capital Partners

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Stein Roe Advisor Growth Stock Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Stein Roe Advisor Growth Stock Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund, and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

At Liberty Funds Distributor, Inc. (Liberty), we believe that -- try as they may -- no single investment manager can do all things well. That's why we make available the individual talents of investment managers that have excelled in a particular investment discipline. These managers not only specialize in a distinct investment style, they hold a passion for the style along with a demonstrated track record.

BOSTON, MA Colonial has long         PORTLAND, OR Crabbe Huson's
been a recognized leader in          contrarian investment style
fixed-income investing. In           seeks long-term performance by
addition, Colonial has               investing in stocks from
distinguished itself with both       high-quality, out-of-favor
a traditional value and a more       companies. This risk-averse
contemporary approach to             strategy capitalizes on the
equity investing.                    potential of these companies
                                     to regain market popularity.
[logo] COLONIAL
       Management                    [logo]
       Associates, Inc.              CRABBE HUSON

                        [grpahic omitted]
                              LIBERTY

[logo] NEWPORT                             [logo]
       FUND                                STEIN
       MANAGEMENT                          ROE &
                                          FARNHAM
SAN FRANCISCO, CA A leader in       ---------------------
Asian investing(TM), Newport        INVESTMENT MANAGEMENT
has an unparalleled knowledge
of Asian economies, business        CHICAGO, IL Stein Roe's growth
and culture.                        management style emphasizes
                                    companies with the ability to
                                    create, maintain and grow
                                    earnings in different market
                                    environments.


Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with approximately $61 billion in assets under management for more than 1.7 million investors.

--------------------------------------------------------------------------------
STEIN ROE ADVISOR GROWTH STOCK FUND  SEMIANNUAL REPORT, MARCH 31, 1999
--------------------------------------------------------------------------------

[logo] L I B E R T Y
       COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

       Liberty Funds Distributor, Inc. (C)1999
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       Visit us a www.libertyfunds.com

                                                                 -------------
                                                                   BULK RATE
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20
                                                                 -------------

                                                   SG-03/933G-0399 (6/99) 99/559